Lease Liability (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Beginning balance	$ 63,514	$ 81,947
Additional capitalized leases	49,695	17,759
Lease payments	(37,719)	(35,980)
Accretion and other movements	2,512	(212)
Ending balance	78,002	63,514
Current lease liabilities	33,529	33,473
Non-current lease liabilities	44,473	30,041
Lease Liabilities	$ 78,002	$ 63,514